SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Sep. 04, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising Expense		$ 377	$ 466	$ 306
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		66,646	35,010	536,877
Unrecognized Tax Benefits Income (Expenses)		$ 346	$ 735	$ 1,285
Dividend Distribution Maximum Percentage	50.00%
Allocated Share-based Compensation Expense		234	1,557	325
Severance Costs		$ 1,626	1,673	$ 1,371
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		3.00%
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Assets, Current			554
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Liabilities, Current			760
Purchase Of NIS With US Dollars [Member]
Foreign Currency Derivatives Notional Amount			$ 1,736
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life		3 years 6 months
Capitalized Computer Software Amortization Term		4 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life		15 years
Capitalized Computer Software Amortization Term		5 years